Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Sales [line items]
Sales revenues	$ 76,589	$ 84,638	$ 77,884
Domestic market [member]
Disclosure Of Net Sales [line items]
Sales revenues	55,994	62,585	59,788
Domestic market [member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues	645	687
Domestic market [member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	5,929	5,425	5,001
Domestic market [member] | Ethanol Nitrogen Products and Renewables [member]
Disclosure Of Net Sales [line items]
Sales revenues	245	366	3,498
Domestic market [member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,322	2,027	3,616
Domestic market [member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	940	1,370	1,223
Domestic market [member] | Oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	46,913	52,710	46,450
Domestic market [member] | Oil products [member] | Diesel [member]
Disclosure Of Net Sales [line items]
Sales revenues	23,007	23,450	19,642
Domestic market [member] | Oil products [member] | Diesel subsidy [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,415
Domestic market [member] | Oil products [member] | Gasoline [member]
Disclosure Of Net Sales [line items]
Sales revenues	9,810	11,690	12,231
Domestic market [member] | Oil products [member] | Jet fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,832	4,208	3,264
Domestic market [member] | Oil products [member] | Liquefied petroleum gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	4,159	4,490	3,999
Domestic market [member] | Oil products [member] | Naphtha [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,669	2,455	2,637
Domestic market [member] | Oil products [member] | Fuel oil including bunker fuel [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,026	1,233	1,419
Domestic market [member] | Oil products [member] | Other oil products [member]
Disclosure Of Net Sales [line items]
Sales revenues	3,410	3,769	3,258
Foreign market [member]
Disclosure Of Net Sales [line items]
Sales revenues	20,595	22,053	18,096
Foreign market [member] | Exports [member]
Disclosure Of Net Sales [line items]
Sales revenues	18,085	15,413	12,677
Foreign market [member] | Sales abroad [member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 2,510	$ 6,640	$ 5,419